Note 10 - (Loss) Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the nine months ended September 30,
	2019	2020

Net (loss) / income	(917,545)	3,466,124
Dividend Series B Preferred shares	(1,110,467)	(524,621)
Preferred deemed dividend	(504,577)	-
Net (loss) / income attributable to common shareholders	(2,532,589)	2,941,503
Weighted average common shares – outstanding	2,129,233	5,621,159
Basic and diluted (loss) / earnings per share	(1.19)	0.52